UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%	Shares	Value

COMMUNICATION SERVICES — 7.9%
Alphabet, Cl A *	10,400	$11,709,256
Alphabet, Cl C *	33,879	37,821,499
Comcast, Cl A	444,673	16,261,692
T-Mobile US *	211,146	14,699,984

		80,492,431

CONSUMER DISCRETIONARY — 11.5%
Amazon.com *	29,075	49,972,074
Dollar General	99,311	11,463,469
Expedia Group	112,791	13,450,327
Home Depot	96,276	17,669,534
TJX	210,142	10,450,362
VF	161,013	13,552,464

		116,558,230

CONSUMER STAPLES — 1.4%
PepsiCo	128,432	14,470,433

ENERGY — 5.2%
Chevron	119,259	13,673,044
EOG Resources	115,826	11,489,939
Kinder Morgan	519,158	9,396,760
Occidental Petroleum	132,091	8,821,037
Pioneer Natural Resources	63,827	9,083,859

		52,464,639

FINANCIALS — 14.1%
BlackRock, Cl A	31,483	13,067,963
Capital One Financial	162,596	13,103,612
Citigroup	310,374	20,006,708
Intercontinental Exchange	302,418	23,213,606
JPMorgan Chase	235,322	24,355,827
Prudential Financial	144,556	13,319,390
US Bancorp	305,439	15,626,259
Wells Fargo	410,534	20,079,218

		142,772,583

HEALTH CARE — 17.8%
Cigna	118,859	23,749,217
CVS Health	192,323	12,606,773
Danaher	212,952	23,620,636

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — continued
Johnson & Johnson	161,969	$21,554,834
Medtronic	245,437	21,694,177
Merck	127,995	9,526,668
Stryker	61,453	10,912,209
Thermo Fisher Scientific	65,278	16,036,846
UnitedHealth Group	107,551	29,060,280
Zoetis, Cl A	130,949	11,282,566

		180,044,206

INDUSTRIALS — 10.1%
Boeing	44,547	17,178,214
Fortive	153,316	11,497,167
Honeywell International	162,771	23,378,798
Raytheon	87,282	14,380,582
Union Pacific	104,941	16,692,965
United Technologies	166,962	19,713,204

		102,840,930

INFORMATION TECHNOLOGY — 22.8%
Adobe *	54,006	13,383,767
Analog Devices	139,423	13,783,358
Apple	150,023	24,969,828
Automatic Data Processing	118,965	16,636,066
Cisco Systems	489,801	23,162,689
Fidelity National Information Services	199,366	20,839,728
Fiserv *	196,839	16,323,858
Microsoft	391,022	40,834,428
Oracle	322,084	16,178,279
QUALCOMM	266,815	13,212,679
Visa, Cl A	237,304	32,038,413

		231,363,093

MATERIALS — 3.6%
DowDuPont	260,311	14,007,335
Ecolab	48,659	7,696,394
Linde	93,373	15,220,733

		36,924,462

REAL ESTATE — 1.6%
American Tower, Cl A ‡	92,109	15,920,120

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES — 0.6%
NextEra Energy	33,726	$6,036,279

TOTAL COMMON STOCK
(Cost $616,914,285)		979,887,406

CASH EQUIVALENT — 3.3%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.270%
(Cost $33,657,938)	33,657,938	33,657,938

TOTAL INVESTMENTS — 99.9%
(Cost $650,572,223)		$1,013,545,344

Percentages are based on Net Assets of $1,014,283,109.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of January 31, 2019.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%**	Shares	Value

CONSUMER DISCRETIONARY — 15.9%
AutoZone *	18,711	$15,854,579
BorgWarner	104,827	4,287,424
Bright Horizons Family Solutions *	41,141	4,763,716
Carter’s	67,522	5,597,574
Delphi Automotive *	85,884	6,796,001
Dollar Tree *	120,168	11,635,868
LKQ *	180,019	4,720,098
Marriott International, Cl A	69,033	7,906,349
Marriott Vacations Worldwide	39,281	3,477,940
Mohawk Industries *	29,054	3,741,865
O’Reilly Automotive *	21,732	7,490,151
Ross Stores	137,600	12,675,712
Tractor Supply	61,130	5,220,502
Ulta Beauty *	16,270	4,749,538

		98,917,317

CONSUMER STAPLES — 4.5%
Brown-Forman, Cl B	94,833	4,480,859
Church & Dwight	106,222	6,863,004
Monster Beverage *	195,825	11,209,023
Sprouts Farmers Market *	238,592	5,721,436

		28,274,322

ENERGY — 1.5%
Cimarex Energy	52,181	3,931,316
Concho Resources *	47,765	5,724,158

		9,655,474

FINANCIALS — 5.2%
Ameriprise Financial	56,481	7,150,495
Intercontinental Exchange	108,662	8,340,895
MSCI, Cl A	31,146	5,303,229
TD Ameritrade Holding	128,303	7,178,553
Western Alliance Bancorp *	105,408	4,667,466

		32,640,638

HEALTH CARE — 15.5%
Alexion Pharmaceuticals *	40,211	4,944,345
Centene *	56,946	7,435,439
Cooper	20,222	5,637,085
Edwards Lifesciences *	57,179	9,744,445
Encompass Health	168,514	11,263,476

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — continued
Exact Sciences *	109,825	$9,893,036
HCA Healthcare	59,503	8,296,503
Humana	25,568	7,900,257
Jazz Pharmaceuticals *	41,489	5,223,050
Ligand Pharmaceuticals *	21,035	2,484,233
PRA Health Sciences *	80,073	8,485,336
Teleflex	28,357	7,755,639
Universal Health Services, Cl B	55,551	7,362,174

		96,425,018

INDUSTRIALS — 13.8%
AMETEK	103,084	7,514,824
CoStar Group *	10,111	3,950,772
HD Supply Holdings *	164,911	6,916,367
Hexcel	96,460	6,531,307
Hubbell, Cl B	65,197	7,127,988
IHS Markit *	133,998	6,957,176
Kansas City Southern	54,738	5,788,544
KAR Auction Services	84,722	4,406,391
Masco	128,071	4,150,781
Parker-Hannifin	35,214	5,803,619
Pentair	70,660	2,910,486
Rexnord *	136,787	3,576,980
Roper Technologies	35,562	10,073,292
TransUnion	118,657	7,216,719
Xylem	43,697	3,113,848

		86,039,094

INFORMATION TECHNOLOGY — 32.6%
Alliance Data Systems	42,070	7,471,211
Amphenol, Cl A	84,606	7,438,560
ANSYS *	48,695	8,003,023
Autodesk *	83,095	12,231,584
Citrix Systems	37,538	3,849,147
Cognizant Technology Solutions, Cl A	183,738	12,802,864
EPAM Systems *	105,525	14,929,677
Euronet Worldwide *	121,679	13,994,302
Fidelity National Information Services	105,873	11,066,905
Fiserv *	268,460	22,263,388
FleetCor Technologies *	34,168	6,895,444
Global Payments	96,925	10,882,739
Microchip Technology	138,530	11,133,656
PTC *	143,295	12,149,983

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — continued
Red Hat *	24,754	$4,402,251
Skyworks Solutions	57,992	4,235,736
TE Connectivity	83,676	6,773,572
Ultimate Software Group *	11,389	3,109,994
WEX *	42,535	6,862,171
Worldpay, Cl A *	178,625	14,911,615
Xilinx	70,543	7,896,583

		203,304,405

MATERIALS — 4.1%
Ashland Global Holdings	55,319	4,198,712
Berry Global Group *	146,898	7,234,727
Crown Holdings *	125,049	6,377,499
FMC	94,484	7,539,823

		25,350,761

REAL ESTATE — 3.9%
Equinix ‡	21,384	8,425,296
Jones Lang LaSalle	34,051	4,883,254
SBA Communications, Cl A * ‡	61,711	11,264,109

		24,572,659

TOTAL COMMON STOCK (Cost $471,732,683)		605,179,688

CASH EQUIVALENT — 3.0%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.270% (Cost $18,831,301)	18,831,301	18,831,301

TOTAL INVESTMENTS — 100.0% (Cost $490,563,984)		$624,010,989

Percentages are based on Net Assets of $623,888,997.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of January 31, 2019.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2019 (Unaudited)

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 61.7%	Shares	Value

COMMUNICATION SERVICES — 3.3%
Alphabet, Cl A *	5,500	$6,192,395
Comcast, Cl A	112,421	4,111,236
Verizon Communications	30,300	1,668,318

		11,971,949

CONSUMER DISCRETIONARY — 5.6%
Amazon.com *	3,075	5,285,095
Carnival	73,084	4,208,177
Home Depot	26,502	4,863,912
VF	70,370	5,923,043

		20,280,227

CONSUMER STAPLES — 3.0%
Kellogg	64,471	3,804,434
PepsiCo	47,878	5,394,414
Walgreens Boots Alliance	24,117	1,742,694

		10,941,542

ENERGY — 5.3%
Chevron	62,734	7,192,453
Kinder Morgan	405,589	7,341,161
Occidental Petroleum	71,681	4,786,857

		19,320,471

FINANCIALS — 10.6%
Ares Capital	194,350	3,167,905
Golub Capital	217,771	3,980,854
Hercules Capital	295,571	3,883,803
JPMorgan Chase	89,670	9,280,845
Navient	256,225	2,920,965
Prudential Financial	60,031	5,531,256
US Bancorp	108,859	5,569,227
Wells Fargo	78,056	3,817,719

		38,152,574

HEALTH CARE — 5.7%
Johnson & Johnson	49,675	6,610,749
Merck	83,775	6,235,373
Novartis ADR	51,750	4,529,160
Pfizer	75,350	3,198,608

		20,573,890

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS — 7.8%
Boeing	21,699	$8,367,568
Lockheed Martin	25,091	7,268,612
Union Pacific	44,926	7,146,379
United Parcel Service, Cl B	51,826	5,462,460

		28,245,019

INFORMATION TECHNOLOGY — 12.3%
Apple	45,740	7,612,966
Automatic Data Processing	45,906	6,419,495
Broadcom	20,678	5,546,874
Cisco Systems	90,604	4,284,663
Microchip Technology	67,852	5,453,265
Microsoft	81,871	8,549,788
QUALCOMM	79,874	3,955,360
Visa, Cl A	17,783	2,400,883

		44,223,294

MATERIALS — 2.3%
DowDuPont	57,083	3,071,636
Linde	31,419	5,121,611

		8,193,247

REAL ESTATE — 3.4%
Crown Castle International ‡	29,478	3,450,695
Hannon Armstrong Sustainable Infrastructure Capital ‡	202,611	4,576,983
Weyerhaeuser ‡	156,364	4,102,991

		12,130,669

UTILITIES — 2.4%
American Water Works	31,981	3,059,622
NextEra Energy	18,900	3,382,722
Xcel Energy	41,413	2,168,385

		8,610,729

TOTAL COMMON STOCK (Cost $187,233,810)		222,643,611

CORPORATE OBLIGATIONS — 25.5%	Face Amount

COMMUNICATION SERVICES — 4.2%
Comcast 4.700%, 10/15/48	$3,500,000	3,655,110
Discovery Communications 3.800%, 03/13/24	2,000,000	1,980,181

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

COMMUNICATION SERVICES — continued
Level 3 Financing 5.250%, 03/15/26	$2,000,000	$1,940,600
Sirius XM Radio 6.000%, 07/15/24(A)	750,000	779,062
Sprint Capital 6.900%, 05/01/19	1,000,000	1,006,500
Sprint Spectrum 3.360%, 09/20/21(A)	3,437,500	3,418,594
Verizon Communications 3.500%, 11/01/24	2,250,000	2,270,749

		15,050,796

CONSUMER DISCRETIONARY — 4.2%
Amazon.com 3.150%, 08/22/27(A)	3,300,000	3,267,745
Ford Motor Credit 3.336%, 03/18/21	2,855,000	2,773,222
General Motors Financial 4.064%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,004,032
Goodyear Tire & Rubber 5.125%, 11/15/23	1,200,000	1,197,000
Speedway Motorsports 5.125%, 02/01/23	1,835,000	1,821,237
Tenneco 5.375%, 12/15/24	630,000	570,150
Warner Media 3.600%, 07/15/25	3,500,000	3,448,984

		15,082,370

ENERGY — 2.4%
DCP Midstream Operating 6.750%, 09/15/37(A)	1,500,000	1,530,000
GasLog 8.875%, 03/22/22	1,800,000	1,827,000
Genesis Energy 6.000%, 05/15/23	1,700,000	1,632,000
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,745,292

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY — continued
Sabine Pass Liquefaction
5.750%, 05/15/24	$1,250,000	$1,343,796
5.625%, 03/01/25	750,000	808,235

		8,886,323

FINANCIALS — 4.9%
Ally Financial
3.750%, 11/18/19	3,500,000	3,504,375
Ares Capital
3.875%, 01/15/20	2,500,000	2,506,220
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,263,234
Goldman Sachs Group MTN
4.515%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,010,155
Morgan Stanley
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	3,000,000	3,028,368
Navient MTN
4.875%, 06/17/19	346,000	346,432
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,019,169

		17,677,953

HEALTH CARE — 2.6%
CVS Health
3.350%, 03/09/21	4,500,000	4,519,373
Fresenius US Finance II
4.500%, 01/15/23(A)	2,000,000	2,025,369
HCA
6.500%, 02/15/20	1,150,000	1,181,625
5.000%, 03/15/24	1,250,000	1,300,625
Universal Health Services
4.750%, 08/01/22(A)	500,000	505,000

		9,531,992

INDUSTRIALS — 1.2%
General Electric MTN
2.200%, 01/09/20	1,000,000	990,791
Masco
4.450%, 04/01/25	3,250,000	3,280,305

		4,271,096

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY — 3.8%
Apple
3.850%, 08/04/46	$3,000,000	$2,897,552
CommScope Technologies
6.000%, 06/15/25(A)	2,000,000	1,885,000
NXP BV
4.625%, 06/15/22(A)	1,000,000	1,017,180
4.625%, 06/01/23(A)	1,000,000	1,018,750
salesforce.com
3.700%, 04/11/28	3,000,000	3,067,576
Sanmina
4.375%, 06/01/19(A)	1,750,000	1,750,000
Visa
3.150%, 12/14/25	2,000,000	2,014,051

		13,650,109

MATERIALS — 0.5%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	1,840,000

REAL ESTATE — 0.8%
Boston Properties
2.750%, 10/01/26	1,000,000	920,069
Sabra Health Care
5.500%, 02/01/21	2,000,000	2,020,000

		2,940,069

UTILITIES — 0.9%
AES
6.000%, 05/15/26	3,000,000	3,161,250

TOTAL CORPORATE OBLIGATIONS (Cost $92,370,349)		92,091,958

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
3.000%, 02/15/48	4,500,000	4,488,223
2.500%, 02/15/45	2,000,000	1,818,359

		6,306,582

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value

United States Treasury Inflation Indexed Bonds 0.500%, 01/15/28	$10,217,800	$9,959,561

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,809,986)		16,266,143

EXCHANGE-TRADED FUND — 1.3%	Shares

Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	371,190	4,773,504

TOTAL EXCHANGE-TRADED FUND (Cost $4,517,473)		4,773,504

PREFERRED STOCK — 1.2%

FINANCIALS — 0.6%
Wells Fargo, 7.500%	1,700	2,179,740

REAL ESTATE — 0.6%
Crown Castle International, 6.875% ‡	1,000	1,106,400
Public Storage, 4.900% ‡	50,000	1,100,500

		2,206,900

TOTAL PREFERRED STOCK (Cost $4,212,538)		4,386,640

CASH EQUIVALENT — 5.0%(B)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.270%	17,887,460	17,887,460

TOTAL CASH EQUIVALENT (Cost $17,887,460)		17,887,460

TOTAL INVESTMENTS — 99.2% (Cost $322,031,616)		$358,049,316

WRITTEN EQUITY OPTIONS — 0.0%(C)	Contracts	Value

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $40,918)	(199)	$(38,980)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2019, is as follows:

Description	Number of Contracts Short	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%
Call Options
NextEra Energy*	(94)	$(1,682,412)	$180	02/16/19	$ (15,040)
Union Pacific*	(105)	(1,670,235)	160	02/16/19	(23,940)

Total Written Options					$ (38,980)

Percentages are based on Net Assets of $360,877,142.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2019 was $19,036,700 which represents 5.3% of Net Assets

(B)	The reporting rate is the 7-day effective yield as of January 31, 2019.
(C)	Refer to table above for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ICE — Intercontinental Exchange

MTN — Medium Term Note

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$222,643,611	$—	$—	$222,643,611
Corporate Obligations	—	92,091,958	—	92,091,958
U.S. Treasury Obligations	—	16,266,143	—	16,266,143
Exchange Traded Fund	4,773,504	—	—	4,773,504
Preferred Stock	4,386,640	—	—	4,386,640
Cash Equivalent	17,887,460	—	—	17,887,460

Total Investments in Securities	$249,691,215	$108,358,101	$—	$358,049,316

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(38,980)	$—	$—	$(38,980)

Total Other Financial Instruments	$(38,980)	$—	$—	$(38,980)

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%**	Shares	Value

COMMUNICATION SERVICES — 3.7%
Live Nation Entertainment *	87,682	$4,691,864
Tencent Holdings ADR	26,500	1,182,165

		5,874,029

CONSUMER DISCRETIONARY — 13.7%
Amazon.com *	6,518	11,202,682
Bright Horizons Family Solutions *	48,881	5,659,931
Burlington Stores *	22,506	3,864,505
Lululemon Athletica *	7,710	1,139,615

		21,866,733

FINANCIALS — 9.0%
Charles Schwab	76,576	3,581,459
Intercontinental Exchange	39,235	3,011,679
MarketAxess Holdings	8,413	1,806,860
S&P Global	30,671	5,878,097

		14,278,095

HEALTH CARE — 25.7%
ABIOMED *	9,405	3,301,813
Anthem	17,184	5,206,752
Becton Dickinson	6,490	1,618,995
Centene *	25,154	3,284,358
Edwards Lifesciences *	26,563	4,526,866
Exact Sciences *	36,947	3,328,186
IDEXX Laboratories *	24,566	5,227,154
Intuitive Surgical *	11,670	6,110,879
Thermo Fisher Scientific	19,561	4,805,551
Zoetis, Cl A	39,799	3,429,082

		40,839,636

INDUSTRIALS — 7.7%
CoStar Group *	6,085	2,377,653
IHS Markit *	90,881	4,718,542
Roper Technologies	18,417	5,216,799

		12,312,994

INFORMATION TECHNOLOGY — 28.4%
Adobe *	23,841	5,908,277
FleetCor Technologies *	14,205	2,866,711
Gartner *	32,646	4,436,265
Guidewire Software *	22,808	1,976,997

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — continued

Mastercard, Cl A	45,649	$9,637,873

Microsoft	28,515	2,977,822

PayPal Holdings *	44,298	3,931,891

salesforce.com *	27,861	4,234,036

SS&C Technologies Holdings	80,262	4,132,690

Tyler Technologies *	16,066	3,039,527

Zendesk *	31,655	2,137,662

		45,279,751

MATERIALS — 6.0%

Ecolab	30,706	4,856,768

Sherwin-Williams	10,978	4,627,446

		9,484,214

REAL ESTATE — 1.6%

SBA Communications, Cl A * ‡	13,620	2,486,059

TOTAL COMMON STOCK (Cost $93,863,146)		152,421,511

CASH EQUIVALENT — 4.3%(A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.270% (Cost $6,882,090)	6,882,090	6,882,090

TOTAL INVESTMENTS — 100.1% (Cost $100,745,236)		$ 159,303,601

Percentages are based on Net Assets of $159,206,593.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%	Shares	Value

COMMUNICATION SERVICES — 2.7%
Comcast, Cl A	62,851	$2,298,461
Verizon Communications	13,970	769,188

		3,067,649

CONSUMER DISCRETIONARY — 9.1%
Home Depot	11,165	2,049,112
McDonald’s	6,592	1,178,518
Starbucks	50,691	3,454,085
TJX	75,676	3,763,368

		10,445,083

ENERGY — 6.0%
Enterprise Products Partners (A)	124,725	3,451,141
Magellan Midstream Partners (A)	56,045	3,443,965

		6,895,106

FINANCIALS — 16.6%
Blackstone Group (A)	152,063	5,124,523
Brookfield Asset Management, Cl A	60,625	2,609,906
CME Group, Cl A	27,469	5,007,050
JPMorgan Chase	61,029	6,316,501

		19,057,980

HEALTH CARE — 20.5%
Abbott Laboratories	75,073	5,478,828
Anthem	19,878	6,023,034
AstraZeneca ADR	37,930	1,387,479
Becton Dickinson	19,240	4,799,610
CVS Health	24,614	1,613,448
Medtronic	31,350	2,771,026
Merck	18,678	1,390,204

		23,463,629

INDUSTRIALS — 9.8%
Boeing	3,060	1,179,997
Fastenal	34,661	2,095,604
Honeywell International	9,282	1,333,174
Raytheon	23,447	3,863,128
Union Pacific	17,177	2,732,345

		11,204,248

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — 16.9%
Accenture, Cl A	9,323	$1,431,547
Apple	34,135	5,681,429
Microchip Technology	36,992	2,973,047
Microsoft	79,648	8,317,641
Texas Instruments	9,417	948,103

		19,351,767

MATERIALS — 1.1%
Avery Dennison	11,830	1,235,644

REAL ESTATE — 10.7%
American Campus Communities ‡	31,485	1,448,940
American Tower, Cl A ‡	31,818	5,499,423
Americold Realty Trust ‡	52,750	1,546,630
CyrusOne ‡	70,708	3,832,374

		12,327,367

UTILITIES — 2.6%
Brookfield Infrastructure Partners (A)	75,090	2,940,524

TOTAL COMMON STOCK
(Cost $71,799,387)		109,988,997

CASH EQUIVALENT — 2.8%(B)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.270%
(Cost $3,179,972)	3,179,972	3,179,972

TOTAL INVESTMENTS — 98.8%
(Cost $74,979,359)		$113,168,969

Percentages are based on Net Assets of $114,591,343.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2019, these securities amounted to $14,960,153 or 13.1% of Net Assets.
(B)	The reporting rate is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2019 (Unaudited)

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019